TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued salaries	€ 261	€ 640	€ 232
Current tax liabilities	1,723	966	1,510
Others	1,559	1,605	272
Total	€ 3,543	€ 3,211	€ 2,014